BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Schedule Of Beneficial Conversion Feature Of Series E Preferred Shares [Table Text Block]

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	—	—
Gross Proceeds Received	$437,500	$250,000

Gross Valuation of Warrants Issued	—	—
Gross Valuation of Beneficial Conversion	$437,500	$763,619

Proceeds Allocated to Warrants	—	—
Proceeds Allocated to Beneficial Conversion Feature	$437,500	$250,000
Total Allocation of Proceeds	$437,500	$250,000